ENTITY WIDE DISCLOSURES (Customers Who Accounted For Over 10% Of The Total Consolidated Revenues) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [Member]
Product Information [Line Items]
Customer A - Sales of manufactured products	12.00%	14.60%	16.30%